UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03287

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New Alternatives Fund, Inc.

(Exact name of registrant as specified in charter)

______________

150 Broadhollow Road, Suite 306

Melville, New York 11747

(Address of principal executive offices) (Zip code)

David J. Schoenwald, President

New Alternatives Fund, Inc.

150 Broadhollow Road, Suite 306

Melville, New York 11747

(Name and address of agent for service)

Registrant’s telephone number, including area code:  631-423-7373

Date of fiscal year end:  December 31, 2006

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2006

COMMON STOCKS: 77.30%
		Shares	Market Value
Alternate Energy as a Group:	47.44%
Alternate Energy (Wind & Hydro Power Producers & Waves:)	8.53%
Brookfield Asset Management, Inc., Class A (Canada)		50,000	$2,753,000
***Canadian Hydro Developers, Inc. (Canada)		300,000	1,488,942
IDACORP, Inc.		50,000	1,626,000
***Ocean Power Technologies, Inc. (United Kingdom)		10,000	15,177
***Renewable Energy Holdings PLC (United Kingdom)		50,000	49,868
*Tower Tech Holdings, Inc.		60,000	112,200
**TrustPower Ltd. (New Zealand)		250,000	1,037,509
			7,082,696
Alternate Energy (Fuel Cell):	1.57%
*FuelCell Energy, Inc.		100,000	1,147,000
***ITM Power PLC (United Kingdom)		30,000	113,309
*Medis Technologies Ltd.		2,000	46,660
			1,306,969
Alternate Energy (Solar Cell):	11.68%
***ATS Automation (Canada)		10,000	151,723
***Conergy AG (Germany)		10,000	1,648,837
Kyocera Corp. (ADR) (Japan)		30,000	2,643,900
* MEMC Electronic Materials, Inc.		20,000	738,400
***Phoenix SonnenStrom AG (Germany)		10,000	314,640
***Q-Cells AG (Germany)		10,000	933,030
Sharp Corp. Ltd. (ADR) (Japan)		125,000	2,208,875
**Solarworld AG (Germany)		4,000	1,049,447
			9,688,852
Alternate Energy (Wind Turbines/Wind Projects):	11.16%
**Acciona (Spain)		25,000	3,889,138
**Gamesa Corporacion Techologica (Spain)		150,000	2,880,776
**Vestas Wind Systems (Denmark)		100,000	2,489,236
			9,259,150
Alternate Energy (Biomass):	4.93%
**Abengoa (Spain)		150,000	3,672,217
**GEA Group AG (Germany)		25,000	419,924
			4,092,141
Alternate Energy (Geothermal):	3.84%
Ormat Technologies, Inc.		80,000	3,048,000
**WFI Industries Ltd. (Canada)		10,000	139,037
			3,187,037
Alternate Energy Related (Batteries/Components for Hybrid Automobiles):	5.73%
**Aisin Seiki Co., Ltd. (Japan)		40,000	1,552,674
**Denso Corp. (Japan)		25,000	985,253
Matsushita Electric Industrial Co., Ltd. (ADR) (Japan)		100,000	2,214,000
			4,751,927

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

March 31, 2006

		Shares	Market Value
Water:	3.65%
Aqua America, Inc.		6,666	185,448
Companhia de Saneamento (ADR) (Brazil)		10,000	220,100
Badger Meter, Inc.		40,000	2,279,200
**Kelda Group PLC (United Kingdom)		25,000	341,922
			3,026,670
Energy Conservation:	13.23%
Asahi Glass Co., Ltd. (ADR) (Japan)		10,000	$1,490,804
Baldor Electric Co.		50,000	1,693,500
*Color Kinetics, Inc.		15,000	317,700
**Compagnie de Saint-Gobain (France)		5,000	348,827
*Cree, Inc.		50,000	1,640,500
*Itron Inc.		15,000	897,750
Linear Technology Corp.		20,000	701,600
**Schneider Electric SA (France)		25,000	2,695,622
*Stantec, Inc. (Canada)		15,000	554,850
*Telvent GIT SA (Spain)		47,000	641,080
			10,982,233
Natural Foods:	3.66%
*SunOpta, Inc. (Canada)		150,000	1,291,500
*United Natural Foods, Inc.		50,000	1,748,500
			3,040,000
Recycling:	0.82%
Commercial Metals Co.		5,000	267,450
*Kadant, Inc.		10,000	227,000
**Sims Group Ltd. (Austrailia)		15,000	187,389
			681,839
Natural Gas Distribution:	7.83%
Equitable Resources, Inc.		40,000	1,460,400
Laclede Group, Inc., (The)		30,000	1,032,600
New Jersey Resources Corp.		15,000	678,750
Northwest Natural Gas Co.		35,000	1,242,150
Piedmont Natural Gas Co., Inc.		30,000	719,700
South Jersey Industries, Inc.		50,000	1,363,500
			6,497,100
Other (Industrial Gases Including Hydrogen):	0.67%
Praxair, Inc.		10,000	551,500

Total Common Stock (Cost $45,692,984)			$64,148,114

NEW ALTERNATIVES FUND, INC.

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2006

	Shares	Market Value
Certificates of Deposits and U.S. Treasury Bills: 22.70%

Socially Concerned Banks
Alternatives Federal Credit Union
Certificate of Deposit maturity 03/31/06 1.01%		100,000
Chittenden Bank
Certificate of Deposit maturity 12/03/06 2.32%		100,000
Community Capital Bank
Certificate of Deposit maturity 04/01/06 2.25%		100,000
Self-Help Credit Union
Certificate of Deposit maturity 05/10/06 4.22%		100,000
South Shore Bank
Certificate of Deposit maturity 04/24/06 3.75%		100,000
U.S. Treasury Bills (at various rates ranging from 4.22% to 4.42% and maturing from 04/04/06 to 05/25/06)		18,338,753
Total Market Deposits and Treasury Bills		$18,838,753

Total Common Stock (77.30%)		$64,148,114
Bank Money Market and U.S. Treasury Bills ( 22.70%)		18,838,753

TOTAL INVESTMENTS (100%)
(Total Cost $64,531,319)		$82,986,867

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*Securities for which no cash dividends were paid during the fiscal year.

** Foreign Exchange Securities traded on a foreign exchange.

***Foreign Exchange Securities traded on a foreign exchange with no cash dividend.

For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Alternatives Fund, Inc.

By (Signature and Title)*	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chief Executive Officer (principal executive officer)

Date  May 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chief Executive Officer (principal executive officer)

Date  May 2, 2006

By (Signature and Title)*	/s/ DAVID J. SCHOENWALD
David J. Schoenwald, Chief Financial Officer (principal financial officer)

Date  May 2, 2006

* Print the name and title of each signing officer under his or her signature.

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